UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2011

Date of reporting period: February 28, 2011

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund
The fund's portfolio
2/28/11 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.2%)(a)
	Rating(RAT)	Principal amount	Value

California (1.0%)
CA State Pub. Wks. Board Rev. Bonds, Ser. A-1, 6s,
3/1/35	A2	$800,000	$803,304
San Bernardino, Cmnty. College Dist. G.O. Bonds
(Election of 2008), Ser. B, zero %, 8/1/44	Aa2	1,000,000	101,690
			904,994

Guam (0.3%)
Territory of GU, Govt. Wtr. Wks. Auth. Rev. Bonds,
5 5/8s, 7/1/40	Ba2	300,000	271,563
			271,563

Minnesota (94.4%)
Anoka Cnty., G.O. Bonds, Ser. A
5s, 2/1/24	Aa1	620,000	683,432
5s, 2/1/24	AAA	470,000	509,546
Becker, Poll. Control Rev. Bonds (Northern States
Pwr.), Ser. A, 8 1/2s, 3/1/19	A1	1,000,000	1,109,244
Brainerd, G.O. Bonds (Indpt. School Dist. No. 181),
Ser. A
FGIC, NATL, 5s, 2/1/20 (Prerefunded, 8/1/12)	Aa2	1,000,000	1,053,580
4s, 2/1/21	AAA	500,000	533,155
Brooklyn Ctr., VRDN (Brookdale Corp. II), 0.23s,
12/1/14	A-1+	400,000	400,000
Burnsville, G.O. Bonds (Indpt. School Dist. No. 191),
Ser. A, 5s, 2/1/25	Aa2	865,000	917,289
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A2	1,000,000	989,680
Dakota Cnty., Cmnty. Dev. Agcy. Governmental Hsg. Dev.
G.O. Bonds (Sr. Hsg. Fac.), U.S. Govt. Coll., 5s,
1/1/21 (Prerefunded, 1/1/12)	Aaa	1,000,000	1,038,480
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,250,000	1,260,600
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	75,000	61,365
Duluth, Hsg. & Redev. Auth. Rev. Bonds (Pub. Schools
Academy), Ser. A, 5 7/8s, 11/1/40	BBB-	500,000	430,030
East Grand Forks, Poll. Rev. Bonds (American Crystal
Sugar), Ser. A, 6s, 4/1/18	BBB+	750,000	754,343
Farmington, G.O. Bonds (Indpt. School Dist. No. 192),
Ser. B, AGM, 5s, 2/1/19	Aa2	1,080,000	1,175,353
Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5s, 12/15/26	AA+	3,855,000	4,014,366
4 3/4s, 12/15/29	Aaa	500,000	511,905
Intl. Falls, Poll. Control Rev. Bonds (Boise Cascade
Corp.), 5.65s, 12/1/22	B	350,000	320,138
Mankato, Multi-Fam. VRDN (Hsg. Highland), 0.23s, 5/1/27	A-1	300,000	300,000
Maple Grove, G.O. Bonds, Ser. A, 5s, 2/1/22	Aaa	2,575,000	2,816,947
Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove
Hosp. Corp.), 5 1/4s, 5/1/37	Baa1	1,500,000	1,355,955
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care
Syst. Rev. Bonds (Children's Hlth. Care Fac.), Ser. A,
5 1/4s, 8/15/35	A+	500,000	495,905
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care
Syst. VRDN (Allina Hlth. Syst.), Ser. B-2, 0.19s,
11/15/35	VMIG1	1,250,000	1,250,000
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5s, 1/1/35	AA-	1,000,000	988,950
Ser. A, NATL, 5s, 1/1/28	A	1,160,000	1,158,608
Ser. B, 5s, 1/1/22	AA-	1,250,000	1,290,775
Ser. A, NATL, 5s, 1/1/21	A	500,000	511,450
Minneapolis, Rev. Bonds (National Marrow Donor
Program), 4 7/8s, 8/1/25	BBB	650,000	600,756
Minneapolis, Multi-Fam. Rev. Bonds (East Bank), GNMA
Coll., 5 3/4s, 10/20/42	Aaa	700,000	704,676
Minnetonka, COP (Indpt. School Dist. No. 276), Ser. E,
5s, 3/1/29	Aa1	350,000	364,984
Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276)
Ser. E, 5s, 2/1/28	AAA	1,500,000	1,587,885
Ser. B, AGM, zero %, 2/1/23	Aaa	3,600,000	2,143,584
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran Good Samaritan Society), 6 5/8s,
8/1/25	A3	795,000	808,118
(Hlth. Care Syst.), Ser. A, NATL, 5 1/2s, 11/15/17	A2	610,000	611,122
(Hlth. Care), Ser. C-1, AGO, 5s, 2/15/30	AA+	1,000,000	995,130

MN State G.O. Bonds
U.S. Govt. Coll., 5s, 8/1/24 (Prerefunded, 8/1/14)	AAA	1,500,000	1,689,390
(State Trunk Hwy.), Ser. B, 4s, 8/1/26	AAA	500,000	501,155
MN State College & U. Rev. Bonds, Ser. A, 5s, 10/1/31	Aa2	1,000,000	1,021,400
MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 6-W, 6s, 10/1/30	A2	1,500,000	1,596,915
(Bethel U.), Ser. 6-R, 5 1/2s, 5/1/37	BBB-/P	1,000,000	873,790
(The College of St. Catherine), Ser. 5-N1, 5 3/8s,
10/1/32	Baa1	500,000	465,865
(U. of St. Thomas), Ser. 6-X, 5 1/4s, 4/1/39	A2	500,000	505,680
(College of St. Benedict), Ser. 5-W, 5 1/4s, 3/1/24	Baa1	250,000	250,328
(St. Scholastica College), Ser. H, 5 1/8s, 12/1/40	Baa2	750,000	684,008
(Carleton College), Ser. D, 5s, 3/1/40	Aa2	1,000,000	1,003,260
(U. of St. Thomas), Ser. 7-A, 5s, 10/1/39	A2	500,000	497,720
(Gustavus Adolfus), Ser. 7-B, 5s, 10/1/31	A3	500,000	505,540
(St. Olaf College), Ser. 6-0, 5s, 10/1/20	A1	1,000,000	1,083,290
(The College of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	500,000	508,245
(St. John's U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,697,996
(St. John's U.), Ser. 6-U, 4 3/4s, 10/1/33	A2	500,000	485,155
(St. Olaf College), Ser. 7-F, 4 1/2s, 10/1/30	A1	750,000	738,458
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf
College), Ser. 5-M2, 0.23s, 10/1/20	VMIG1	355,000	355,000
MN State Hsg. Fin. Agcy. Rev. Bonds
(Res. Hsg. Fin.), Ser. M, 5 3/4s, 1/1/37	Aa1	1,590,000	1,700,775
(Res. Hsg. Fin.), Ser. E, 5.1s, 1/1/40	Aa1	970,000	935,875
(Res. Hsg.), Ser. H, 5s, 1/1/36	Aa1	375,000	373,163
(Res. Hsg. Fin.), Ser. B, 4.9s, 7/1/37	Aa1	1,820,000	1,632,449
(Res. Hsg. Fin.), Ser. L, 4.9s, 7/1/22	Aa1	1,995,000	2,035,179
(Res. Hsg.), Ser. H, 4 3/8s, 1/1/14	Aa1	330,000	338,144
MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5 1/4s, 10/1/27	A3	1,000,000	1,025,090
5s, 10/1/30	A3	500,000	495,665
MN State Office of Higher Ed. Rev. Bonds (Student
Loan), 5s, 11/1/29	AA	1,000,000	971,570
Monticello-Big Lake Cmnty., Hosp. Dist. Gross Rev.
Bonds (Hlth. Care Fac.), Ser. A, 4.8s, 12/1/18	BBB/P	500,000	503,710
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes
North Oaks)
6 1/2s, 10/1/47	BB/P	500,000	453,235
6 1/8s, 10/1/39	BB/P	315,000	279,355
Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
Ser. A-2, 5s, 1/1/24	A2	500,000	526,145
Ser. A, AGO, 5s, 1/1/21	AA+	1,000,000	1,064,710
Northfield, Hosp. Rev. Bonds
Ser. C, 6s, 11/1/31 (Prerefunded, 11/1/11)	AAA/P	1,000,000	1,035,090
5 3/8s, 11/1/26	BBB-	750,000	712,988
5 1/4s, 11/1/21	BBB-	500,000	495,940
Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev.
Bonds (Hanover Townhouses), 6s, 7/1/31	Aa2	1,150,000	1,151,564
Robbinsdale, VRDN (North Memorial), Ser. A-4, 0.19s,
5/1/33	VMIG1	500,000	500,000
Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5 7/8s, 7/1/30	BBB-/F	1,000,000	935,840
(Mayo Clinic), Ser. D, 5s, 11/15/38	Aa2	500,000	502,895
(Mayo Clinic), Ser. E, 5s, 11/15/38	Aa2	750,000	754,343
Rocori Area Schools, G.O. Bonds (Indpt. School Dist.
No. 750), Ser. B, 5s, 2/1/28	AAA	525,000	550,841
Sartell, Env. Impt. Rev. Bonds, Ser. A, 5.2s, 6/1/27	BBB	500,000	471,170
Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A
5 1/4s, 1/1/30	A1	750,000	775,710
NATL, zero %, 1/1/24	A2	2,000,000	1,106,260
St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth.
Syst.), AGO, 5 3/8s, 5/1/31	Aa3	1,000,000	1,028,180
St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet
Hlth. Svcs.)
5 3/4s, 7/1/39	A	1,000,000	940,190
Ser. C, 5 3/4s, 7/1/30	A	1,000,000	989,560
St. Paul, Hsg. & Redev. Auth. Rev. Bonds
(Rossy & Richard Shaller), Ser. A, 5.05s, 10/1/27	BB-/P	550,000	441,117
Ser. A, 5s, 8/1/35	A1	385,000	352,429
St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children's Specialty), 5s, 2/1/29	A-	1,000,000	911,780
(Allina Hlth. Syst.), Ser. A, NATL, 5s, 11/15/19	A1	1,000,000	1,060,020
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds
(Regions Hosp.), 5.3s, 5/15/28	A3	1,515,000	1,397,466
(HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	450,000	383,639
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast)
6s, 11/15/35	Ba1	500,000	433,185
Ser. B, 5.85s, 11/1/17	Ba1	750,000	749,918
St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.),
Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,314,540
St. Paul, Port Auth. VRDN (MN Pub. Radio), Ser. 7,
0.24s, 5/1/25	VMIG1	350,000	350,000
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB+/P	750,000	583,980
U. of MN Rev. Bonds
Ser. A, 5 3/4s, 7/1/17 (Escrowed to maturity)	AA	2,160,000	2,586,578
Ser. A, 5 1/2s, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,162,430
Ser. A, 5 1/4s, 12/1/30	Aa1	1,000,000	1,079,040
Ser. A, 5 1/4s, 4/1/29	Aa1	500,000	537,050
Ser. C, 5s, 12/1/21	Aa1	500,000	569,015
U. of MN VRDN, Ser. C, 0.28s, 12/1/36	VMIG1	725,000	725,000
Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth.
Oblig. Group)
Ser. A, 6s, 7/1/34	BBB-	250,000	235,068
5s, 7/1/16	BBB-	425,000	424,380
5s, 7/1/15	BBB-	450,000	453,798

5s, 7/1/14	BBB-	425,000	431,082
			88,677,697

Ohio (0.9%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2, 5 3/4s, 6/1/34	Baa3	1,300,000	872,547
			872,547

Puerto Rico (2.6%)
Cmnwlth. of PR, G.O. Bonds, Ser. A, 6 1/2s, 7/1/40	A3	1,000,000	1,030,980
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	A3	815,000	711,772
Ser. ZZ, 5 1/4s, 7/1/26	A3	500,000	494,260
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, NATL, zero %, 8/1/44	Aa2	2,000,000	208,020
			2,445,032

TOTAL INVESTMENTS

Total investments (cost $92,290,503) (b)			$93,171,833

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2010 through February 28, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $93,931,960.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $92,415,957, resulting in gross unrealized appreciation and depreciation of $2,338,179 and $1,582,303, respectively, or net unrealized appreciation of $755,876.

The rates shown on VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Health care	23.3%
Education	16.2
Local government	12.1

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$93,171,833	$--

Totals by level	$--	$93,171,833	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2011